Annual Fund Operating Expenses - Cohen & Steers Institutional Realty Shares - Cohen & Steers Institutional Realty Shares	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.76%	[1]
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.75%	[1]

[1]
Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive total annual Fund operating expenses (excluding brokerage fees and commissions, taxes, certain other expenses and, upon approval of the Fund’s Board of Directors, extraordinary expenses) so that total annual Fund operating expenses, as reflected in the Fund’s financial statements, never exceed 0.75% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment management agreement between the Fund and the Advisor.